Student Deposits	12 Months Ended
Sep. 30, 2023
Student Deposits [Abstract]
Student Deposits

9. Student Deposits

Student deposits represented application deposits and dormitory fees prepaid by students during the years ended September 30, 2022. These student deposits historically were not refundable under normal circumstances. Due to the impacts of the COVID-19 pandemic, the Company has adjusted the policy to provide refunds to prospective students who decide to withdraw their applications and to admitted students who decide to take online courses at home.